Segment and geographic information	12 Months Ended
Jun. 30, 2023
Segment and geographic information
Segment and geographic information

7.    Segment and geographic information

In line with the management approach, the operating segments were identified on the basis of Mytheresa Group’s internal reporting and how our chief operating decision maker (CODM), assesses the performance of the business. Mytheresa Group collectively identifies its Chief Executive Officer and Chief Financial Officer as the CODM. On this basis, Mytheresa Group identifies its online operations and retail store as separate operating segments. Segment EBITDA is used to measure performance, because management believes that this information is the most relevant in evaluating the respective segments relative to other entities that operate in the retail business.

Segment EBITDA is defined as operating income excluding depreciation and amortization.

Assets are not allocated to the different business segments for internal reporting purposes.

The following is a reconciliation of the Company’s segment EBITDA to consolidated net income.

	June 30, 2021 (restated)*
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	602,871	9,225	612,096	—	612,096
Segment EBITDA	65,541	1,670	67,211	(91,140)	(23,929)
Depreciation and amortization					(8,232)
Finance income (costs), net					15,091
Income tax expense					(15,534)
Net income					(32,604)
(1)

Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €6,984 thousand related to IPO preparation and transaction costs and share-based compensation of €72,073 thousand during the year ended June 30, 2021.

	June 30, 2022 (restated)*
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	674,484	15,266	689,750	—	689,750
Segment EBITDA	82,319	4,229	86,548	(72,626)	13,922
Depreciation and amortization					(9,088)
Finance income (costs), net					(998)
Income tax expense					(11,734)
Net income					(7,898)
(1)	Reconciliation relates to corporate administrative expenses of €17,830 thousand, which have not been allocated to the online operations or the retail stores, as well as €2,493 thousand related to Other transaction-related, certain legal and other expenses and share-based compensation of €52,303 thousand during the year ended June 30, 2022.

	June 30, 2023
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	753,918	14,704	768,621	—	768,621
Segment EBITDA	51,205	5,109	56,314	(50,724)	5,590
Depreciation and amortization					(11,653)
Finance income (costs), net					(2,460)
Income tax expense					(6,597)
Net income					(15,120)
(1)

During the fiscal year ended June 30, 2023, there were €15,500 thousand in corporate administrative expenses that were not assigned to either the online operations or retail stores. Additionally, there were €5,446 thousand related to Other transaction-related, certain legal and other expenses and Share-based compensation expenses totaling €30,021 thousand.

*

Prior to fiscal year 2023, share-based compensation expenses connected to the IPO was not allocated to any segment, while other share-based compensation expenses were allocated to the Online segment. Starting with fiscal year 2023, to make the presentation consistent with common practice in the industry and comparable to Mytheresa Group peers, management now excludes all share-based compensation expenses from the segments. Management has restated prior year amounts. The effect on the Online segment EBITDA was an increase of €184 thousand, €1,160 thousand and €2,421 thousand in 2021, 2022 and 2023 respectively. All share-based payment expenses are now included within the Reconciliation column.